Mid-Term Bond Portfolio
Mid-Term Bond Portfolio December 1, 2019
Investment Objective.
The primary investment objective of the Portfolio is to produce a high level of current income.
The secondary investment objective is the preservation of shareholders’ capital.
Fees and Expenses of the Portfolio.
The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mid-Term Bond Portfolio Mid-Term Bond Portfolio Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid-Term Bond Portfolio Mid-Term Bond Portfolio Class
Management Fees	0.40%
Other Expenses	0.98%
Total Annual Portfolio Operating Expenses	1.38%
Expense Reimbursement	(0.93%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%
[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.45% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Example.
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years
Mid-Term Bond Portfolio | Mid-Term Bond Portfolio Class | USD ($)	46	145

Expense Example, No Redemption	1 Year	3 Years
Mid-Term Bond Portfolio | Mid-Term Bond Portfolio Class | USD ($)	46	145

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Principal Investment Strategies.
The Portfolio invests primarily in publicly-traded, investment-grade debt securities.
  At least 80% of the Portfolio’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
  Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
  The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
  The Portfolio’s securities holdings will have an average maturity of three to seven years.

Principal Investment Risks.
An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Below-investment grade debt risk: Below-investment grade debt obligations, known as “high yield” or “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
  Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

Performance/Annual Return.
Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.